Cash and Cash Equivalents and Margin Cash (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents and Margin Cash (Details) [Line Items]
Revolving credit facilities	$ 2,900,000,000	$ 2,800,000,000
BR [Member]
Cash and Cash Equivalents and Margin Cash (Details) [Line Items]
Revolving credit facilities	$ 450,000	$ 450,000